Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY LIQUID ASSET FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000093285
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2011
MORGAN STANLEY LIQUID ASSET FUND INC (Prospectus Summary) | MORGAN STANLEY LIQUID ASSET FUND INC | MORGAN STANLEY LIQUID ASSET FUND INC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWLXX